Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 762	$ 943	$ 904
Cost of goods sold	463	551	631
Selling, general and administrative expenses	161	234	275
Trade receivables	14	27
Trade payables	136	139
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	700	843	718
Cost of goods sold	430	564	$ 505
Trade receivables	72	155
Trade payables	$ 156	$ 144